CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Total comprehensive income attributable to owners of the parent	£ 1,937	£ 3,619
Equity attributable to owners of parent	44,891	47,164
Share buyback closed period accrual	£ 630	£ 419